Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets:
Allowances of credit losses	¥ 5	¥ 28
Allowance for inventory write-down	513
Operating lease liabilities	3,114	11,948
Deductible temporary difference related to advertising expenses	8,478	16,185
Net operating tax losses carried forward	11,030	38,430
Subtotal	23,140	66,591
Less: valuation allowance	(19,703)	(55,144)	¥ (94,975)	¥ (84,406)
Total deferred tax assets, net	3,437	11,447
Deferred tax liabilities:
Operating lease right-of-use assets	3,332	10,600
Newly identified intangible assets arising from business combination	16,259
Unrealized investment income	297
Withholding tax on undistributed earnings	55,591	11,625
Total deferred tax liabilities	¥ 75,479	¥ 22,225